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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sectoral Asset Management Inc.
                 --------------------------------
   Address:      1000 Sherbrooke West, Suite 2120
                 --------------------------------
                 Montreal, QC H3A 3G4 Canada
                 -------------------------------

Form 13F File Number: 28-10653
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerome Pfund
         -------------------------------
Title:   Chief Executive Officer
         -------------------------------
Phone:   514-849-8777
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Jerome Pfund, Chief Executive Officer, Montreal, Quebec, Canada, May 7, 2009

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 65
                                        --------------------

Form 13F Information Table Value Total: $ 2,283,411
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
        ITEM 1            ITEM 2      ITEM 3   ITEM 4           ITEM 5            ITEM 6  ITEM 7              ITEM 8
-----------------------  --------  ---------  -------  ------------------------  -------  ------  ------------------------------
                                                                                                         VOTING AUTHORITY
                         TITLE OF              VALUE    SH/PRN             PUT/  INVSTMT  OTHER
        ISSUER            CLASS        CUSIP  (x1000)   AMOUNT    SH/ PRN  CALL  DISCRTN   MGRS      SOLE     SHARED     NONE
ABBOTT LABS               COMMON   002824100   13,211    276,968    SH            SOLE                 5,700       0     271,268
AFFYMAX INC               COMMON   00826A109    1,833    113,779    SH            SOLE                19,157       0      94,622
AKORN INC                 COMMON   009728106       57     66,419    SH            SOLE                66,419       0           0
ALEXION PHARM INC         COMMON   015351109  113,695  3,018,995    SH            SOLE             2,622,295       0     396,700
ALIGN TECH INC            COMMON   016255101    1,977    249,300    SH            SOLE                55,600       0     193,700
ALLERGAN INC              COMMON   018490102    5,056    105,863    SH            SOLE                20,363       0      85,500
AMGEN INC                 COMMON   031162100  199,965  4,038,072    SH            SOLE             3,554,145       0     483,927
AMYLIN PHARM INC          COMMON   032346108   32,502  2,766,098    SH            SOLE             2,599,798       0     166,300
ARDEA BIOSCIENCES         COMMON   03969P107    2,262    219,795    SH            SOLE               219,795       0           0
ARIAD PHARMACEUTICAL      COMMON   04033A100    1,936  1,627,219    SH            SOLE             1,627,219       0           0
ARRAY BIOPHARMA INC       COMMON   04269X105    1,216    460,671    SH            SOLE               460,671       0           0
AUXILIUM PHARMACEUTICAL   COMMON   05334D107   62,679  2,261,151    SH            SOLE             2,146,151       0     115,000
BIOGEN IDEC INC           COMMON   09062X103  129,604  2,472,421    SH            SOLE             2,260,895       0     211,526
BIOMARIN PHARMAC INC      COMMON   09061G101   76,392  6,185,555    SH            SOLE             5,277,309       0     908,246
BIOMIMETIC THERAPEUT      COMMON   09064X101    3,170    446,410    SH            SOLE               446,410       0           0
BIOSPECIFICS TECH CO      COMMON   090931106    2,372    115,708    SH            SOLE               115,708       0           0
BRISTOL MYERS SQUIBB      COMMON   110122108   14,866    678,196    SH            SOLE               115,096       0     563,100
CARDIOME PHARMA CORP      COMMON   14159U202   13,299  4,538,948    SH            SOLE             4,064,548       0     474,400
CELGENE CORP              COMMON   151020104  168,730  3,800,229    SH            SOLE             3,273,629       0     526,600
COUGAR BIOTECH            COMMON   222083107    5,175    160,709    SH            SOLE               160,709       0           0
DEXCOM INC                COMMON   252131107    5,635  1,360,994    SH            SOLE             1,226,007       0     134,987
DR REDDYS LABS LTD        ADR      256135203    7,108    752,154    SH            SOLE               643,031       0     109,123
ENDO PHARM HLDGS INC      COMMON   29264F205    5,408    305,897    SH            SOLE               269,297       0      36,600
GEN PROBE INC             COMMON   36866T103   48,374  1,061,301    SH            SOLE             1,002,301       0      59,000
GENZYME CORP              COMMON   372917104  156,717  2,638,775    SH            SOLE             2,505,975       0     132,800
GILEAD SCIENCES INC       COMMON   375558103  101,149  2,183,700    SH            SOLE             2,063,700       0     120,000
GIVEN IMAGING             ORD SHS  M52020100    5,429    768,983    SH            SOLE               619,083       0     149,900
GLAXOSMITHKLINE PLC       SP ADR   37733W105    9,427    303,400    SH            SOLE                46,500       0     256,900
HOSPIRA INC               COMMON   441060100    5,092    165,000    SH            SOLE               165,000       0           0
ICAGEN INC                COMMON   45104P104      215    537,447    SH            SOLE               537,447       0           0
ILLUMINA INC              COMMON   452327109   36,886    990,486    SH            SOLE               838,697       0     151,789
INTERMUNE INC             COMMON   45884X103   69,111  4,203,859    SH            SOLE             3,804,055       0     399,804
INTUITIVE SURGIC INC      COMMON   46120E602    5,452     57,168    SH            SOLE                16,468       0      40,700
ISIS PHARMACEUTICALS      COMMON   464330109   32,522  2,166,688    SH            SOLE             2,055,188       0     111,500
JOHNSON & JOHNSON         COMMON   478160104   17,621    335,000    SH            SOLE                37,700       0     297,300
LIFE TECHNOLOGIES         COMMON   53217V109  113,849  3,505,210    SH            SOLE             3,071,910       0     433,300
LIGAND PHARM INC          CL B     53220K207    1,467    492,388    SH            SOLE               492,388       0           0
LUMINEX CORP DEL          COMMON   55027E102   60,607  3,344,735    SH            SOLE             3,005,709       0     339,026
MEDICINES CO              COMMON   584688105   33,142  3,057,375    SH            SOLE             2,858,361       0     199,014
MEDTRONIC INC             COMMON   585055106    3,044    103,300    SH            SOLE                     0       0     103,300
MERCK & CO INC            COMMON   589331107   22,786    851,807    SH            SOLE               168,307       0     683,500
MICROMET INC              COMMON   59509C105    2,130    674,205    SH            SOLE               674,205       0           0
MOMENTA PHARMACEUTIC      COMMON   60877T100    7,169    651,145    SH            SOLE               340,945       0     310,200
MYLAN INC                 COMMON   628530107   14,038  1,046,800    SH            SOLE               567,700       0     479,100
MYRIAD GENETICS INC       COMMON   62855J104   88,672  1,950,118    SH            SOLE             1,678,118       0     272,000
NOVARTIS AG               SP ADR   66987V109    1,559     41,212    SH            SOLE                41,212       0           0
NOVO-NORDISK AS           ADR      670100205    4,242     88,418    SH            SOLE                41,218       0      47,200
ONYX PHARMACEUTICALS      COMMON   683399109   94,616  3,314,046    SH            SOLE             2,836,646       0     477,400
OPTIMER PHARMA            COMMON   68401H104    3,630    275,000    SH            SOLE               275,000       0           0

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
OSI PHARMACEUTICALS       COMMON   671040103   81,201  2,122,338    SH            SOLE             2,014,238       0     108,100
PERRIGO CO                COMMON   714290103    5,574    224,500    SH            SOLE               224,500       0           0
PFIZER INC                COMMON   717081103   24,945  1,831,480    SH            SOLE               351,580       0   1,479,900
PROGENICS PHARMACEUT      COMMON   743187106   27,838  4,224,289    SH            SOLE             3,657,389       0     566,900
SAVIENT PHARMA            COMMON   80517Q100   24,154  4,879,626    SH            SOLE             4,556,826       0     322,800
SEQUENOM INC              COMMON   817337405   84,006  5,907,595    SH            SOLE             5,336,695       0     570,900
SHIRE PLC                 SP ADR   82481R106    6,146    171,017    SH            SOLE               147,817       0      23,200
ST JUDE MEDICAL INC       COMMON   790849103   13,070    359,754    SH            SOLE                51,204       0     308,550
STRYKER CORP              COMMON   863667101    8,661    254,436    SH            SOLE                34,536       0     219,900
TEVA PHARMACEUTICAL       ADR      881624209   20,843    462,671    SH            SOLE               277,071       0     185,600
TRUBION PHARMA            COMMON   89778N102    1,054    726,996    SH            SOLE               726,996       0           0
UNITED THERAPEUTICS       COMMON   91307C102   73,499  1,112,103    SH            SOLE             1,007,803       0     104,300
VARIAN MED SYS INC        COMMON   92220P105    7,324    240,600    SH            SOLE                27,423       0     213,177
VERTEX PHARMACEUTICAL     COMMON   92532F100   48,311  1,681,554    SH            SOLE             1,539,854       0     141,700
WYETH                     COMMON   983024100      349      8,099    SH            SOLE                 8,099       0           0
XENOPORT INC              COMMON   98411C100   49,342  2,548,656    SH            SOLE             2,433,356       0     115,300